Convertible Notes (Details Narrative)																														1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 25, 2020 USD ($)	Mar. 12, 2020 USD ($) $ / shares	Mar. 05, 2020 USD ($)	Feb. 19, 2020 USD ($)	Jan. 28, 2020 USD ($)	Jan. 22, 2020 USD ($)	Jan. 13, 2020 USD ($)	Jan. 07, 2020 USD ($) $ / shares	Dec. 03, 2019 USD ($)	Nov. 26, 2019 USD ($) $ / shares	Oct. 03, 2019 USD ($)	Oct. 02, 2019 USD ($)	Sep. 04, 2019 USD ($) $ / shares	Aug. 30, 2019 USD ($) $ / shares shares	Aug. 01, 2019 USD ($)	Jul. 30, 2019 USD ($)	Jul. 08, 2019 USD ($)	Jul. 03, 2019 USD ($) $ / shares	May 23, 2019 USD ($) $ / shares	Dec. 24, 2018 USD ($) Integer	Nov. 30, 2018 USD ($)	Nov. 30, 2018 USD ($) Integer	Oct. 02, 2018 USD ($) Integer	Aug. 29, 2018 USD ($) Integer	Jul. 19, 2018 USD ($)	Jul. 13, 2018 USD ($) Integer	Dec. 29, 2017 USD ($) Integer	Dec. 29, 2017 USD ($) Integer	Aug. 10, 2017 USD ($) Integer	Apr. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Sep. 18, 2019 $ / shares	Sep. 10, 2019 $ / shares shares	Sep. 09, 2019 $ / shares	Aug. 31, 2019 $ / shares shares	Jul. 10, 2019 $ / shares	Oct. 03, 2018 USD ($)	Jun. 30, 2017 USD ($)
Original issue discount																															$ 322,929		$ 131,893	$ 277,733
Proceeds from convertible debt																															$ 1,465,250	$ 1,175,150	$ 1,369,000	2,890,080
Common stock trading volume, percent																															4.99%		4.99%
Debt premium amount																															$ 1,066,543	363,420	$ 613,003	1,731,167
Additional paid in capital																															48,879,086		45,713,322	38,214,213
Debt conversion of converted amount																															922,754
Embedded derivative, fair value of embedded derivative liability																															318,368		698,264	371,532
Amortization of debt discount																															537,868	$ 363,420	389,673	853,459
Warrants to purchase of common stock, shares | shares																																				1,000,000
Warrants exercise price per share | $ / shares																																				$ 2.00
First Warrant [Member]
Warrants to purchase of common stock, shares | shares																																						450,000
Warrants exercise price per share | $ / shares																																						$ 2.25
Second Warrant [Member]
Warrants to purchase of common stock, shares | shares																																						300,000
Warrants exercise price per share | $ / shares																																						$ 3.33
Third Warrant [Member]
Warrants to purchase of common stock, shares | shares																																						225,000
Warrants exercise price per share | $ / shares																																						$ 4.50
Subsequent Event [Member]
Convertible debt principal amount																														$ 210,371
Additional paid in capital																														$ 133,965
Conversion price, per share | $ / shares													$ 0.63																	$ 0.009					$ 0.45		$ 0.63		$ 0.91
Subsequent Event [Member] | Minimum [Member]
Conversion price, per share | $ / shares																														0.005
Subsequent Event [Member] | Maximum [Member]
Conversion price, per share | $ / shares																														$ 0.014
Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount																																	360,470
Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Accrued interest																															31,041
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																															0		360,470
Accrued interest																															0		43,535
Additional paid in capital																																	240,313
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount																											$ 532,435	$ 532,435			171,965		360,470
Original issue discount																											$ 25,354	$ 25,354
Debt maturity date																											Dec. 29, 2018
Debt instrument, interest rate, stated percentage																											8.00%	8.00%
Accrued interest																															24,751		20,065
Common stock trading volume, percent																											60.00%
Common stock trading days | Integer																											10
Debt premium amount																											$ 354,956	$ 354,956
Additional paid in capital																																	240,313
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note One [Member]
Convertible debt principal amount																															171,965
Additional paid in capital																															114,643
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Proceeds from convertible debt																												$ 507,081
Debt maturity date																												Dec. 29, 2018
Common stock trading volume, percent																												60.00%
Common stock trading days | Integer																												10
Debt instrument, default, interest rate																												24.00%
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member] | Subsequent Event [Member]
Debt instrument, default, interest rate																														24.00%
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | July 2018 Eagle Note [Member]
Convertible debt principal amount																										$ 75,000					0
Proceeds from convertible debt																									$ 71,250
Debt maturity date																										Jul. 13, 2019
Debt instrument, interest rate, stated percentage																										8.00%
Accrued interest																										$ 0					$ 9,300
Common stock trading volume, percent																										60.00%
Common stock trading days | Integer																										10
Debt premium amount																										$ 50,000
Additional paid in capital																										$ 50,000
Debt instrument, default, interest rate																															24.00%
Legal fees																									$ 3,750
Percentage of outstanding shares of common stock																										4.99%
Debt conversion of converted amount																															$ 75,000
August 29, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2018 Eagle Note [Member]
Convertible debt principal amount																								$ 105,000							105,000		105,000
Debt maturity date																								Aug. 31, 2019
Debt instrument, interest rate, stated percentage																								8.00%
Accrued interest																															$ 13,371		$ 7,042
Common stock trading volume, percent																								60.00%
Common stock trading days | Integer																								10
Debt premium amount																								$ 70,000
Debt instrument, default, interest rate																															24.00%		24.00%
Legal fees																								$ 5,000
Percentage of outstanding shares of common stock																								4.99%
Debt original issue discount, rate																								10.00%
August 29, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2018 Eagle Note [Member] | Subsequent Event [Member]
Debt instrument, default, interest rate																														24.00%
August 29, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | August 29, 2018 Eagle Note [Member]
Common stock trading volume, percent																								50.00%
October 2, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2018 Eagle Note [Member]
Convertible debt principal amount																							$ 210,000								$ 120,130		$ 210,000
Debt maturity date																							Oct. 02, 2019
Debt instrument, interest rate, stated percentage																							8.00%
Accrued interest																							$ 10,275								14,271		$ 12,473
Common stock trading volume, percent																							60.00%
Common stock trading days | Integer																							10
Debt premium amount																							$ 140,000
Additional paid in capital																															$ 59,913
Debt instrument, default, interest rate																															24.00%		24.00%
Percentage of outstanding shares of common stock																							4.99%
Debt conversion of converted amount																															$ 89,870
Debt instrument principal payment																							$ 10,000								89,870
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member]
Convertible debt principal amount																							212,000								35,820									$ 106,000
Proceeds from convertible debt																							$ 100,700
Debt maturity date																							Oct. 02, 2019
Debt instrument, interest rate, stated percentage																							8.00%
Accrued interest																															2,434
Common stock trading volume, percent																							61.00%
Common stock trading days | Integer																							10
Debt premium amount																							$ 67,771								$ 22,901		$ 44,690
Debt instrument, default, interest rate																															24.00%		24.00%
Percentage of outstanding shares of common stock																							4.99%
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member] | First Note [Member]
Proceeds from convertible debt																							$ 106,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member] | Second Note [Member]
Proceeds from convertible debt																							$ 106,000
Accrued interest																															$ 3,601
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back-End Note [Member]
Convertible debt principal amount																															$ 106,000
Debt maturity date																															Oct. 31, 2019
Debt premium amount																															$ 67,770
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back End Note [Member]
Debt maturity date																							Oct. 02, 2019
November 30, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | November 2018 Eagle Note [Member]
Convertible debt principal amount																					$ 105,000	$ 105,000									105,000		$ 105,000
Debt maturity date																						Nov. 30, 2019
Debt instrument, interest rate, stated percentage																					8.00%	8.00%
Accrued interest																															$ 11,208		$ 4,879
Common stock trading volume, percent																						61.00%
Common stock trading days | Integer																						10
Debt premium amount																					$ 67,131	$ 67,131
Debt instrument, default, interest rate																															24.00%		24.00%
Percentage of outstanding shares of common stock																						4.99%
Debt original issue discount, rate																						10.00%
Debt instrument principal payment																						$ 5,000
November 30, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | November 2018 Eagle Note [Member] | Subsequent Event [Member]
Debt instrument, default, interest rate																														24.00%
November 30, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | November 2018 Eagle Note [Member]
Common stock trading volume, percent																					51.00%	51.00%
December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2018 Eagle Note [Member]
Convertible debt principal amount																				$ 126,000											$ 126,000		$ 126,000
Debt maturity date																				Dec. 24, 2019
Debt instrument, interest rate, stated percentage																				8.00%
Accrued interest																															$ 12,814		$ 5,220
Common stock trading volume, percent																				61.00%
Common stock trading days | Integer																				10
Debt premium amount																				$ 80,557
Debt instrument, default, interest rate																															24.00%		24.00%
Percentage of outstanding shares of common stock																				4.99%
Debt original issue discount, rate																				10.00%
Debt instrument principal payment																				$ 6,000
December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2018 Eagle Note [Member] | Subsequent Event [Member]
Debt instrument, default, interest rate																														24.00%
December 24, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December 2018 Eagle Note [Member]
Common stock trading volume, percent																				51.00%
December 29, 2017, June 14, 2018, July 13, 2018, August 29, 2018, October 2, 2018, November 30, 2018 and December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																															$ 456,130		$ 792,965	1,867,935
Accrued interest																															51,664		55,675	107,726
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																																	35,820	687,000
Accrued interest																																	7,813	19,877
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back-End Note [Member]
Convertible debt principal amount																																	106,000
Accrued interest																																	5,715
Securities Purchase Agreement [Member]
Original issue discount																															729,000
Debt premium amount																															837,000
Securities Purchase Agreement [Member] | January 13, 2020 Ader Alef Note [Member]
Convertible debt principal amount							$ 110,250																								110,250
Original issue discount							$ 5,250
Debt maturity date							Jan. 13, 2021
Debt instrument, interest rate, stated percentage							8.00%
Accrued interest																															1,880
Debt premium amount							$ 59,365
Debt instrument, default, interest rate							24.00%
Legal fees							$ 5,000
Debt conversion of converted amount							$ 100,000
Debt instrument effective interest rate							24.00%
Securities Purchase Agreement [Member] | January 13, 2020 Ader Alef Note [Member] | Minimum [Member]
Common stock trading volume, percent							35.00%
Debt instrument, default, interest rate							120.00%
Debt conversion, description							The conversion price for the January 13, 2020 Ader Alef Note during the first 6 months the January 13, 2020 Ader Alef Note is in effect shall be fixed at $2.50 and thereafter shall be equal to a 35% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, Ader Alef shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Ader Alef and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the Ader Alef to the Company.
Outstanding common stock percentage							4.99%
Securities Purchase Agreement [Member] | January 13, 2020 Ader Alef Note [Member] | Maximum [Member]
Debt instrument, default, interest rate							150.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back End Note [Member]
Convertible debt principal amount																															0
Accrued interest																															2,658
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January 22, 2020 GS Note [Member]
Convertible debt principal amount						$ 58,000																									58,000
Original issue discount						$ 3,500
Proceeds from convertible debt					$ 52,000
Debt maturity date						Jan. 22, 2021
Debt instrument, interest rate, stated percentage						10.00%
Accrued interest																															1,096
Common stock trading volume, percent						40.00%
Debt premium amount						$ 38,667
Debt instrument, default, interest rate						24.00%
Legal fees						$ 2,500
Debt conversion, description						The conversion price for the January 22, 2020 GS Capital Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GS Capital shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by GS Capital and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the GS Capital to the Company.
Outstanding common stock percentage						4.99%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January 22, 2020 GS Note [Member] | Minimum [Member]
Debt default amount percentage						112.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January 22, 2020 GS Note [Member] | Maximum [Member]
Debt default amount percentage						130.00%
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | July 3, 2019 Power Up Note [Member]
Convertible debt principal amount																	$ 78,000	$ 78,000													78,000
Proceeds from convertible debt																	75,000
Debt maturity date																		Jul. 03, 2020
Debt instrument, interest rate, stated percentage																		8.00%
Accrued interest																															3,120
Common stock trading volume, percent																		65.00%
Debt instrument, default, interest rate																		22.00%
Legal fees																	$ 2,500
Percentage of outstanding shares of common stock																	4.99%	150.00%
Embedded derivative, fair value of embedded derivative liability																		$ 155,904
Conversion price, per share | $ / shares																		$ 3.25
Debt instrument market price per share | $ / shares																		$ 5.00
Debt instrument, description																		The conversion price for the July 3, 2019 Power Up Note shall be $3.25, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.25. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the July 3, 2019 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Diligence fees																	$ 500
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | November 26, 2019 Power Up Note [Member]
Convertible debt principal amount									$ 40,000	$ 43,000																					43,000
Debt maturity date										Nov. 26, 2020
Debt instrument, interest rate, stated percentage										8.00%
Accrued interest																															1,184
Common stock trading volume, percent										65.00%
Debt instrument, default, interest rate										22.00%
Legal fees									$ 2,500
Percentage of outstanding shares of common stock									4.99%	150.00%
Embedded derivative, fair value of embedded derivative liability										$ 52,222
Conversion price, per share | $ / shares										$ 3.25
Debt instrument market price per share | $ / shares										$ 5.00
Debt instrument, description										The conversion price for the November 26, 2019 Power Up Note shall be $3.05, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.05. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the November 26, 2019 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Diligence fees									$ 500
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | January 7, 2020 Power Up Note [Member]
Convertible debt principal amount							$ 72,000	$ 75,000																							75,000
Debt maturity date							Jan. 07, 2021
Debt instrument, interest rate, stated percentage								8.00%
Accrued interest																															1,377
Debt instrument, default, interest rate								22.00%
Legal fees							$ 2,500
Percentage of outstanding shares of common stock								4.99%
Debt default amount percentage								150.00%
Debt conversion, description								The conversion price for the January 7, 2020 Power Up Note shall be $3.05, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.05. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the January 7, 2020 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Outstanding common stock percentage								65.00%
Embedded derivative, fair value of embedded derivative liability								$ 314,406
Conversion price, per share | $ / shares								$ 3.05
Debt instrument market price per share | $ / shares								$ 5.00
Diligence fees							$ 500
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 12, 2020 Power Up Lending Group [Member]
Convertible debt principal amount		$ 43,000																													43,000
Proceeds from convertible debt			$ 40,000
Debt maturity date		Mar. 12, 2021
Debt instrument, interest rate, stated percentage		8.00%
Accrued interest																															178
Debt instrument, default, interest rate		22.00%
Legal fees			2,500
Percentage of outstanding shares of common stock		4.99%
Debt default amount percentage		150.00%
Debt conversion, description		The conversion price for the March 12, 2020 Power Up Note shall be $3.05, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.05. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the March 12, 2020 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Outstanding common stock percentage		65.00%
Embedded derivative, fair value of embedded derivative liability		$ 55,929
Conversion price, per share | $ / shares		$ 0.05
Debt instrument market price per share | $ / shares		$ 5.00
Diligence fees			$ 500
Securities Purchase Agreement [Member] | Odyssey Capital Funding LLC [Member] | July 2019 Odyssey Note [Member]
Convertible debt principal amount															$ 295,000	$ 320,000															204,000
Original issue discount																$ 25,000
Proceeds from convertible debt															285,000
Debt maturity date																Jul. 30, 2020
Debt instrument, interest rate, stated percentage																10.00%
Accrued interest																$ 13,686															6,787
Common stock trading volume, percent																65.00%
Debt premium amount																$ 172,308
Debt instrument, default, interest rate																24.00%
Legal fees															$ 10,000
Percentage of outstanding shares of common stock															4.99%	120.00%
Debt conversion of converted amount																															116,000
Debt instrument, description																Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days' prior written notice by the Holder to the Company).
Securities Purchase Agreement [Member] | Odyssey Capital Funding LLC [Member] | July 2019 Odyssey Note [Member] | Subsequent Event [Member]
Convertible debt principal amount															$ 295,000	$ 320,000
Original issue discount																$ 25,000
Proceeds from convertible debt															285,000
Debt maturity date																Jul. 30, 2020
Debt instrument, interest rate, stated percentage																10.00%
Common stock trading volume, percent																65.00%
Legal fees															$ 10,000
Debt default amount percentage																120.00%
Debt conversion, description																The conversion price for the July 2019 Odyssey Note shall be equal to 65% of the lowest closing bid price of the Common Stock as reported on the OTC Markets on which the Company's shares are then traded or any exchange upon which the Common Stock may be traded in the future, for the ten prior trading days including the day upon which a Notice of Conversion is received by the Company. Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days prior written notice by the Holder to the Company).
Outstanding common stock percentage																4.99%
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Convertible debt principal amount													$ 550,000	$ 550,000																	541,757
Proceeds from convertible debt													$ 505,000
Debt maturity date														Aug. 30, 2020
Debt instrument, interest rate, stated percentage														10.00%
Accrued interest																															$ 1,108
Common stock trading volume, percent													60.00%
Debt premium amount														$ 366,667
Debt instrument, default, interest rate														24.00%
Legal fees													$ 5,000
Percentage of outstanding shares of common stock													1.99%	125.00%																	4.99%
Debt conversion of converted amount																															$ 8,243
Debt instrument, description														Upon the holder's election to convert accrued interest, default interest or any penalty amounts as stipulated, the Company may elect to pay those amounts in cash. The note may also be prepaid by the Company at any time between the date of issuance and August 13, 2020 at 135% multiplied by the sum of (a) the then outstanding principal amount plus (b) accrued and unpaid interest plus (c) default interests, if any. The conversion price for the August 30, 2019 Auctus Note shall be the Variable Conversion Price, being 60% of the Market Price. Notwithstanding the foregoing, Auctus shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Auctus and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Diligence fees													$ 40,000
Fair value of warrants																															375,904
Put premium amount																															5,495
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | First Warrant [Member]
Warrants to purchase of common stock, shares | shares														450,000
Warrants exercise price per share | $ / shares														$ 2.25
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Second Warrant [Member]
Warrants to purchase of common stock, shares | shares														300,000
Warrants exercise price per share | $ / shares														$ 3.33
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Third Warrant [Member]
Warrants to purchase of common stock, shares | shares														225,000
Warrants exercise price per share | $ / shares														$ 4.50
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Maximum [Member]
Convertible debt principal amount														$ 15,000
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Subsequent Event [Member]
Convertible debt principal amount													550,000	$ 550,000
Proceeds from convertible debt													505,000
Debt maturity date														Aug. 30, 2020
Debt instrument, interest rate, stated percentage														10.00%
Common stock trading volume, percent														60.00%
Legal fees													5,000
Debt default amount percentage														125.00%
Debt conversion, description														Auctus has the option to convert all or any amount of the principal face amount of the August 2019 Auctus Note, at any time following the issue date and ending on the later of the maturity date and the date the Default Amount, which is an amount equal to 125% of an amount equal to the then outstanding principal amount of the August 2019 Auctus Note (but not less than $15,000) plus any interest accrued from August 30, 2019 at the default interest rate of 24% per annum, is paid if an event of default occurs, for shares of the Company's common stock at the then-applicable conversion price. The conversion price for the August 2019 Auctus Note shall be the Variable Conversion Price, being 60% of the Market Price. Notwithstanding the foregoing, Auctus shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Auctus and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Outstanding common stock percentage														4.99%
Diligence fees													$ 40,000
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Subsequent Event [Member] | First Warrant [Member]
Warrants to purchase of common stock, shares | shares														450,000
Warrants exercise price per share | $ / shares														$ 2.25
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Subsequent Event [Member] | Second Warrant [Member]
Warrants to purchase of common stock, shares | shares														300,000
Warrants exercise price per share | $ / shares														$ 3.33
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Subsequent Event [Member] | Third Warrant [Member]
Warrants to purchase of common stock, shares | shares														225,000
Warrants exercise price per share | $ / shares														$ 4.50
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 1, 2019 GW Note [Member]
Convertible debt principal amount												$ 131,000																			131,000
Proceeds from convertible debt												$ 125,000
Debt maturity date												Oct. 01, 2020
Debt instrument, interest rate, stated percentage												8.00%
Accrued interest																															5,211
Debt premium amount												$ 87,333
Debt instrument, default, interest rate												24.00%
Percentage of outstanding shares of common stock												4.99%
Debt instrument principal payment												$ 6,000
Debt instrument, description												The conversion price for the October 1, 2019 GW Holdings Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 1, 2019 GW Note [Member] | Minimum [Member]
Debt instrument, default, interest rate												110.00%
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 1, 2019 GW Note [Member] | Maximum [Member]
Debt instrument, default, interest rate												150.00%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member]
Convertible debt principal amount											$ 108,000																				108,000
Original issue discount											5,000																				591,000
Proceeds from convertible debt											$ 100,000
Debt maturity date											Oct. 03, 2020
Debt instrument, interest rate, stated percentage											10.00%
Accrued interest																															5,311
Debt premium amount											$ 72,000																				698,000
Debt instrument, default, interest rate											15.00%
Percentage of outstanding shares of common stock											4.99%
Debt instrument principal payment											$ 3,000
Debt instrument, description											The conversion price for the October 3, 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company.
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member] | Minimum [Member]
Debt instrument, default, interest rate											110.00%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member] | Maximum [Member]
Debt instrument, default, interest rate											150.00%
Securities Purchase Agreement [Member] | LG Capital Funding, LLC [Member] | January 13, 2020 Ader Alef Note [Member]
Convertible debt principal amount				$ 75,000																											75,000
Original issue discount				$ 3,750
Proceeds from convertible debt	$ 71,250
Debt maturity date				Feb. 19, 2021
Debt instrument, interest rate, stated percentage				8.00%
Accrued interest																															672
Common stock trading volume, percent				24.00%
Debt instrument, default, interest rate	24.00%
Legal fees				$ 2,500
Securities Purchase Agreement [Member] | LG Capital Funding, LLC [Member] | January 13, 2020 Ader Alef Note [Member] | Minimum [Member]
Debt instrument, default, interest rate				112.00%
Debt conversion, description				The conversion price for the February 19, 2020 LG Capital Note during the first 6 months the February 19, 2020 LG Capital Note is in effect shall be fixed at $0.50 and thereafter shall be equal to a 35% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, LG Capital shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by LG Capital and its affiliates, exceeds 9.99% of the outstanding shares of the Company's common stock.
Outstanding common stock percentage				9.99%
Put premium amount				$ 40,385
Securities Purchase Agreement [Member] | LG Capital Funding, LLC [Member] | January 13, 2020 Ader Alef Note [Member] | Maximum [Member]
Debt instrument, default, interest rate				135.00%
August 10, 2017 Consulting Agreement [Member]
Convertible debt principal amount																													$ 310,000		8,500		9,000
Debt maturity date																													Aug. 10, 2019
Debt instrument, interest rate, stated percentage																													10.00%
Accrued interest																															21,787		25,917
Common stock trading volume, percent																													65.00%
Common stock trading days | Integer																													10
Debt instrument, default, interest rate																													18.00%
Debt conversion of converted amount																													$ 750		500
Accrued expenses																															5,248		155,000	155,000							$ 155,000
Embedded derivative, fair value of embedded derivative liability																													$ 578,212
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
Convertible debt principal amount																																	161,000	140,000
Accrued interest																																	19,418	$ 10,764
Debt conversion of converted amount																																	161,000
Redstart Holdings Corp Financing Agreement [Member]
Convertible debt principal amount																															133,000
Accrued interest																															5,320
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Note [Member] | November 19, 2019 [Member]
Common stock trading volume, percent																			65.00%
Debt instrument, default, interest rate																			22.00%
Embedded derivative, fair value of embedded derivative liability																			$ 166,564
Conversion price, per share | $ / shares																			$ 32.50
Debt instrument market price per share | $ / shares																			$ 50.00
Debt instrument, description																			The Company had the right to prepay the May 2019 Redstart Holdings Note until November 19, 2019. If the May 2019 Redstart Holdings Note was prepaid within 90 days of the issuance date, then the prepayment premium shall be 115% of the face amount plus any accrued interest; if the May 2019 Redstart Holdings Note was prepaid after 91 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 120% of the face amount plus any accrued interest; and if the May 2019 Redstart Holdings Note was prepaid after 121 days from the issuance date, but prior to 150 days from the issuance date, then the prepayment premium shall be 125% of the face amount plus any accrued interest; and if the May 2019 Redstart Holdings Note was prepaid after 151 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 129% of the face amount plus any accrued interest.
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Corp [Member]
Convertible debt principal amount																			$ 133,000												0		133,000
Proceeds from convertible debt																			$ 130,000
Debt maturity date																			May 23, 2020
Debt instrument, interest rate, stated percentage																			8.00%
Accrued interest																															$ 0		$ 1,137
Legal fees																			$ 3,000
Percentage of outstanding shares of common stock																			4.99%
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Corp [Member] | Redstart Holdings Note [Member]
Debt maturity date																			May 23, 2020
Debt instrument, interest rate, stated percentage																			8.00%
Legal fees																			$ 3,000